STATUTORY RESERVES	12 Months Ended
Dec. 31, 2015
STATUTORY RESERVES [Abstract]
STATUTORY RESERVES

24.	STATUTORY RESERVES

As stipulated by the relevant law and regulations in the PRC, the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC are required to maintain non-distributable statutory surplus reserve. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of profit after taxes as reported in the subsidiaries' statutory financial statements prepared under the PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the general reserve is accumulated to 50% of the subsidiaries' registered capital, the subsidiaries can choose not to provide more reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and increase in registered capital of the subsidiaries. The Group allocated $413 and $17,542 to statutory reserves during the years ended December 31, 2014 and 2015, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.